Financial Risk Management and Financial Instruments - Schedule of Foreign Currency Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US dollars to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 178,308	€ 183,362
Increase in foreign exchange rate	10.00%	10.00%
Profit or loss before tax	€ 17,831	€ 18,336
Equity before tax	17,831	18,336
British pounds to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ (816)	€ 1,163
Increase in foreign exchange rate	10.00%	10.00%
Profit or loss before tax	€ (82)	€ 116
Equity before tax	€ (82)	€ 116